FORGIVENESS OF DEBT DISCLOSURE (Details)	12 Months Ended
Jan. 31, 2025 CAD ($)
Statute of limitations write-off
Foregiveness of debt	$ 14,916
Related party debts
Foregiveness of debt	$ 10,000